UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings
                                                entries.
Institutional Investment Manager Filing this Report.

Name:             Larch LLC
Address:          100 South Bedford
                  Mt. Kisco, NY  10549

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Mitchell
Title:   Authorized Signatory
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Robert J. Mitchell              New York, New York        11/12/01
[Signature]                           [City, State]            [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  1

Form 13F Information Table Value Total:            $ 2,183
                                                  ---------
                                                 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number      Name






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


                                                       Form 13F Information Table
                                                  Name of Reporting Manager: Larch LLC

COLUMN 1          COLUMN 2          COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6     COLUMN 7     COLUMN 8
                                                                                                               Voting Authority

                                               VALUE       SHRS OR    SH/    PUT/    INVESTMENT   OTHER
NAME OF ISSUER    TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT    PRN    CALL    DISCRETION   MANAGERS    SOLE    SHARED  NONE


GB Hldgs Inc.     Com               36150A109    2,183     1,315,211   SH            Sole                  1,315,211


                                    Total        2,183



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